Statutory Reserves and Net Restricted Assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Statutory Reserves and Net Restricted Assets [Abstract]
Percentage of statutory reserve	10.00%
Percentage of registered capital	50.00%
Amounts restricted including paid-in capital and statutory reserve	¥ 53,176	¥ 53,176